Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Organization
Note 1. Organization
SmartStop Self Storage REIT, Inc., a Maryland corporation (the “Company”), is a self-managed and fully-integrated self storage real estate investment trust (“REIT”), formed on January 8, 2013 under the Maryland General Corporation Law. Our year end is December 31. As used in this report, “we,” “us,” “our,” and “Company” refer to SmartStop Self Storage REIT, Inc. and each of our subsidiaries.
We acquire and own self storage facilities; we also operate self storage facilities owned by us as well as those owned by the entities sponsored by us. As of September 30, 2024, we wholly-owned 157 operating self storage facilities located in
19
 states (Alabama, Arizona, California, Colorado, Florida, Illinois, Indiana, Maryland, Massachusetts, Michigan, New Jersey, Nevada, North Carolina, Ohio, South Carolina, Texas, Virginia, Washington, and Wisconsin) and Canada.
As discussed herein, we, through our subsidiaries, currently serve as the sponsor of Strategic Storage Trust VI, Inc., a publicly-registered non-traded
REIT (“SST VI”), and Strategic Storage Growth Trust III, Inc., a private REIT (“SSGT III” and together with SST VI and any future sponsored REITs, the “Managed REITs”). We also served as the sponsor of Strategic Storage Trust IV, Inc., a public non-traded
REIT (“SST IV”), through March 17, 2021, and Strategic Storage Growth Trust II, Inc., a private REIT (“SSGT II”), through June 1, 2022, the dates on which we closed on the mergers of SST IV (the “SST IV Merger”) and SSGT II (the “SSGT II Merger”), respectively, as defined in Note 3 – Real Estate Facilities. Prior to March 17, 2021 and June 1, 2022, SST IV and SSGT II, respectively, were also included in the “Managed REITs.”
We operate the properties owned by the Managed REITs, which together with one other self storage property we manage, as of September 30, 2024, represented 35 operating properties and approximately 27,500 units and 3.0 million rentable square feet. Through our Managed REIT Platform (as defined below), we originate, structure, and manage additional self storage investment products.
SmartStop OP, L.P. (the “Operating Partnership”) owns, directly or indirectly through one or more subsidiaries, all of the self storage properties that we own. As of September 30, 2024, we owned approximately 88% of the common units of limited partnership interests of our Operating Partnership. The remaining approximately 12% of the common units are owned by current and former employees, members of our executive management team, board members, or indirectly by Strategic Asset Management I, LLC (f/k/a SmartStop Asset Management, LLC), our former sponsor (“SAM”), its affiliates, and affiliates of Select Capital Corporation, the former dealer manager of our offering (the “Former Dealer Manager”). As the sole general partner of our Operating Partnership, we have the exclusive power to manage and conduct the business of our Operating Partnership.
We commenced our initial public offering in January 2014, in which we offered a maximum of $1.0 billion in common shares for sale to the public (the “Primary Offering”) and $95.0 million in common shares for sale pursuant to our distribution reinvestment plan (collectively, the “Offering”). At the termination of our Offering in January 2017, we had sold approximately 48 million shares of our Class A common stock (the “Class A Shares”) and approximately 7 million shares of our Class T common stock (the “Class T Shares”) for approximately $493 million and $73 million respectively.
In November 2016, we filed a Registration Statement on Form
S-3
with the SEC, which registered $100.9 million in shares under our distribution reinvestment plan. On May 14, 2024, we filed a new Registration Statement on Form S-3 with the SEC which registered up to an additional 4,500,000 Class A Shares and 500,000 Class T Shares under our distribution reinvestment plan (our “DRP Offering”).

As of September 30, 2024, we had sold approximately 10.3 million Class A Shares and approximately 1.3 million Class T Shares through our distribution reinvestment plan, of which, approximately 0.5 million Class A Shares and approximately 0.1 million Class T Shares were sold under our current DRP Offering. The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.
On January 15, 2024, our board of directors (the “Board”), upon recommendation of our Nominating and Corporate Governance Committee, approved an Estimated Per Share Net Asset Value (“NAV”) of our common stock of $15.25 for our Class A Shares and Class T Shares based on the estimated value of our assets less the estimated value of our liabilities, or net asset value, divided by the number of shares outstanding on a fully diluted basis, calculated as of September 30, 2023.

Note 1. Organization
SmartStop Self Storage REIT, Inc., a Maryland corporation (the “Company”), is a self-managed and fully-integrated self storage real estate investment trust (“REIT”), formed on January 8, 2013 under the Maryland General Corporation Law. Our year-end
is December 31. As used in this report, “we,” “us,” “our,” and “Company” refer to SmartStop Self Storage REIT, Inc. and each of our subsidiaries.
We acquire and own self storage facilities; we also operate self storage facilities owned by us as well as those owned by the entities sponsored by us. As of December 31, 2023, we wholly-owned 154 self storage facilities located in 19 states (Alabama, Arizona, California, Colorado, Florida, Illinois, Indiana, Maryland, Massachusetts, Michigan, New Jersey, Nevada, North Carolina, Ohio, South Carolina, Texas, Virginia, Washington, and Wisconsin) and the Greater Toronto Area of Ontario, Canada.
As discussed herein, we, through our subsidiaries, currently serve as the sponsor of Strategic Storage Trust VI, Inc., a publicly-registered non-traded
REIT (“SST VI”), and Strategic Storage Growth Trust III, Inc., a private REIT (“SSGT III” and together with SST VI, the “Managed REITs”). We also served as the sponsor of Strategic Storage Trust IV, Inc., a public non-traded
REIT (“SST IV”) through March 17, 2021, and Strategic Storage Growth Trust II, Inc., a private REIT (“SSGT II”) through June 1, 2022, the dates on which we closed on the mergers of SST IV (the “SST IV Merger”) and SSGT II (the “SSGT II Merger”), respectively, as defined in Note 3 - Real Estate Facilities. Prior to March 17, 2021 and June 1, 2022, SST IV and SSGT II respectively, were also included in the “Managed REITs.”
We operate the properties owned by the Managed REITs, which together with one other self storage property we manage, as of December 31, 2023, represented 32 operating properties and approximately 25,400 units and 2.8 million rentable square feet. Through our Managed REIT Platform (as defined below), we originate, structure, and manage additional self storage investment products.
SmartStop OP, L.P. (the “Operating Partnership”) owns, directly or indirectly through one or more subsidiaries, all of the self storage properties that we own. As of December 31, 2023, we owned approximately 88.1% of the common units of limited partnership interests of our Operating Partnership. The remaining approximately 11.9% of the common units are owned by current and former employees, members of our executive management team, board members, or indirectly by Strategic Asset Management I, LLC (f/k/a SmartStop Asset Management, LLC), our former sponsor (“SAM”), its affiliates, and affiliates of Select Capital Corporation, the former dealer manager of our offering (the “Former Dealer Manager”). As the sole general partner of our Operating Partnership, we have the exclusive power to manage and conduct the business of our Operating Partnership.
We commenced our initial public offering in January 2014, in which we offered a maximum of $1.0 billion in common shares for sale to the public (the “Primary Offering”) and $95.0 million in common shares for sale pursuant to our distribution reinvestment plan (collectively, the “Offering”). At the termination of our Offering in January 2017, we had sold approximately 48 million Class A Shares and approximately 7 million Class T Shares for approximately $493 million and $73 million respectively.
In November 2016, we filed with the SEC a Registration Statement on Form
S-3,
which registered up to an additional $100.9 million in shares under our distribution reinvestment plan (our “DRP Offering”). The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders. As of December 31, 2023, we had sold approximately 8.2 million Class A Shares and approximately 1.1 million Class T Shares through our DRP Offering.

On January 15, 2024, our board of directors, (the “Board”), upon recommendation of our Nominating and Corporate Governance Committee, approved an Estimated Per Share NAV of our common stock of $15.25 for our Class A Shares and Class T Shares based on the estimated value of our assets less the estimated value of our liabilities, or net asset value, divided by the number of shares outstanding on a fully diluted basis, calculated as of September 30, 2023.